Other Income	12 Months Ended
Dec. 31, 2021
Other Income Expense [Abstract]
Other Income

7. Other Income

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Government grants	2,836	6,989	18,996

Government grants are mainly related to cash incentives from the China government based on specific milestones or operating expenses incurred in China and tax incentives from the Australian government for conducting clinical research and development activities in Australia. In 2021, the Group received a one-time award of RMB 11.0 million for its successful IPO listing, other subsidies of RMB 6.2 million from China local government, RMB 1.6 million from the Australian government as an incentive for research and development activities.